Financial Liabilities - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Fair value of current financial liabilities	€ 1,441,000,000
Fair value of non-current liabilities	3,389,000,000
Pending payment amount from undiscounted cash flows of loans and other payables	220,000,000	€ 210,000,000
Payments made from undiscounted cash flows of loans and other payables	380,000,000	428,000,000
Debentures and bonds issued	40,668,000,000	39,709,000,000
Commercial papers issuable	5,000,000,000
Commercial papers issued	1,390,000,000	1,666,000,000
Promissory notes issuable	500,000,000
Promissory notes issuable, allowed increase	2,000,000,000
Promissory notes issued	75,000,000	181,000,000
Available financing capacity	13,679,000,000	€ 12,219,000,000
Borrowings maturing in more than twelve months	12,789,000,000
2020
Disclosure of financial liabilities [line items]
Interest payable	1,503,000,000
Promissory notes issued	5,220,000,000
2021
Disclosure of financial liabilities [line items]
Interest payable	1,282,000,000
Promissory notes issued	4,879,000,000
2022
Disclosure of financial liabilities [line items]
Interest payable	1,153,000,000
Promissory notes issued	5,001,000,000
2023
Disclosure of financial liabilities [line items]
Interest payable	984,000,000
Promissory notes issued	2,362,000,000
2024
Disclosure of financial liabilities [line items]
Interest payable	889,000,000
Promissory notes issued	1,162,000,000
Subsequent years
Disclosure of financial liabilities [line items]
Interest payable	9,436,000,000
Promissory notes issued	€ 22,044,000,000
Brazil, Panama, Ecuador and Guatemala
Disclosure of financial liabilities [line items]
Proportion of gross debt (as a percent)	2.00%
Commercial Paper
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	(0.28%)	(0.23%)
Loans and other payables
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	1.52%	1.70%